Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Non-vested Restricted Stock Shares Activity
A summary of restricted share units activity during the years ended December 31, 2021 is presented below:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2020	1,096,667	274.55	1.58
Vested	(691,281)	274.55
Forfeited	(3,037)	274.55

Outstanding as of December 31, 2021	402,349	274.55	0.58